Operating expenses (Tables)	12 Months Ended
Dec. 31, 2020
Operating expenses
Schedule of operating expenses

	(As Restated)
	2020	2019	2018
	$’000	$’000	$’000
Staff costs	57,094	49,191	48,198
Share based payments	5,282	4,519	1,686
Pension costs	1,526	1,285	736
Non-executive directors' remuneration**	576	484	415
Non-staff operating expenses	21,279	21,933	14,459
Case-related expenditures ineligible for inclusion in asset cost	1,757	2,903	1,734
Expenses related to equity and listing matters	7,907	1,754	-
Expenses incurred by consolidated entities*
Case-related expenditures ineligible for inclusion in asset cost	3,084	8,343	3,977
Non-staff operating expenses	832	990	626
Legal finance non-cash accrual	6,920	31,312	-
Total operating expenses	106,257	122,714	71,831
*	Additional information on non-employee director compensation is provided above under the heading “Director compensation”

**Expenses incurred by consolidated entities are shown net of adjustments and eliminations as shown in note 23

Schedule of auditors fees

	2020	2019	2018
Fees paid and payable to Ernst & Young LLP comprise:	$’000	$’000	$’000
Audit fees	2,110	1,386	961
Audit-related fees	116	55	38
Tax fees	737	472	420
All other fees	1,035	14	166
Total fees	3,998	1,927	1,585